Cash and cash equivalents	12 Months Ended
Mar. 31, 2016
Cash and cash equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2015 and 2016 comprised the following:

	2015	2016
	Millions of yen
Cash	¥807,817	¥869,296
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	802	433
Time deposits, certificates of deposit and other	40,555	218,546

Total	¥849,174	¥1,088,275

Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell and time deposits, certificates of deposit and other are stated at amounts that approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.